Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events

Note 12 — Subsequent Events

On February 26, 2021, we received a $468,040 Paycheck Protection Plan Loan from the U.S. Small Business Administration. The funds will help insure our viability as we complete our merger with Clearday. We will evaluate the potential forgiveness of some of this loan going forward.

Allied Integral United Inc [Member]
Subsequent Events
12.	Subsequent Events

We evaluated subsequent events and transactions occurring after December 31, 2020 through the date these consolidated financial statements were available to be issued.

Cash Received from Investors and Related Parties

Additional investments in Non-Controlling interest

During the first quarter of 2021, AIU Alt Care, Inc. closed subscriptions and issued and sold 25,700 shares of Series I Preferred Stock in the amount of $257,000 from investors. Similarly, Clearday Oz Fund closed subscriptions and issued and sold 41,317 units of limited partnership interest in the amount of $413,167 from investors.  In addition, in connection with the transaction the Company issued warrants to investors in the Alt Care Preferred and units of limited partnership interests in Clearday OZ Fund that totaled 25,700 and   41,317, respectively.

In April 2021, AIU Alt Care, Inc. close subscriptions and issued and sold 4,000 shares of Series I Preferred Stock in the amount of $40,000 from investors. Similarly, Clearday Oz Fund closed subscriptions and issued and sold 20,000 units of limited partnership interest in the amount of $200,000 from investors. In addition, in connection with the transactions, the Company issues warrants to investors in the Alt Care Preferred and units of limited partnership interests of Clearday OZ Fund that totaled 4,000 and 20,000, respectively.

Non-cash Issuances

As of January 3, 2021, the Company has awarded 57,000 shares of restricted stock awards to various employees in the form of common stock with a par value $0.01 per share.   These shares of restricted common stock vest immediately and the Company valued the 57,000 shares at $10 per share, on the date of the agreement.

PPP Loan

In April 2021, the Company received a PPP loan from the First National Bank of Texas in the amount of $331,816 with a maturity date of April 2026. This PPP Loan, which is evidenced by Notes issued by the Company (the “Note”), mature in April 2026 and bear interest at a fixed rate of 1.0% per annum. No payments are due on this PPP loan until May 2022, but interest will continue to accrue during the deferment period. The Note is unsecured and guaranteed by the SBA. Once the PPP funds have been used, the Company can apply for loan forgiveness if at least 60% of the loan proceeds are used for payroll related expenses.